Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–46.37%
Aerospace & Defense–0.79%
Boeing Co. (The)	3,550	$904,256
Lockheed Martin Corp.	1,818	671,751
		1,576,007
Air Freight & Logistics–0.58%
United Parcel Service, Inc., Class B	6,833	1,161,542
Alternative Carriers–0.00%
ORBCOMM, Inc.(b)	375	2,861
Apparel Retail–0.57%
Ross Stores, Inc.	9,465	1,134,948
Application Software–1.18%
Olo, Inc., Class A(b)	2,547	67,215
Q2 Holdings, Inc.(b)	4,970	497,994
Workday, Inc., Class A(b)	7,237	1,797,888
		2,363,097
Automobile Manufacturers–0.62%
General Motors Co.	21,468	1,233,551
Automotive Retail–0.57%
CarMax, Inc.(b)	8,619	1,143,397
Biotechnology–0.23%
Seagen, Inc.(b)	3,321	461,154
Cable & Satellite–0.34%
Charter Communications, Inc., Class A(b)	1,093	674,403
Commodity Chemicals–0.25%
Valvoline, Inc.	19,359	504,689
Communications Equipment–0.38%
Motorola Solutions, Inc.	4,044	760,474
Construction Machinery & Heavy Trucks–0.42%
Caterpillar, Inc.	3,622	839,833
Construction Materials–0.25%
Vulcan Materials Co.	2,978	502,538
Consumer Finance–0.53%
Capital One Financial Corp.	8,335	1,060,462
Data Processing & Outsourced Services–1.50%
Fiserv, Inc.(b)	8,897	1,059,099
Mastercard, Inc., Class A	5,440	1,936,912
		2,996,011
Distillers & Vintners–0.59%
Constellation Brands, Inc., Class A	5,201	1,185,828
Diversified Banks–1.78%
JPMorgan Chase & Co.	23,397	3,561,725
Shares		Value
Diversified Metals & Mining–0.30%
Compass Minerals International, Inc.	9,440	$592,077
Electric Utilities–0.97%
Avangrid, Inc.	18,176	905,346
Duke Energy Corp.	10,758	1,038,470
		1,943,816
Electrical Components & Equipment–0.23%
Rockwell Automation, Inc.	1,765	468,502
Financial Exchanges & Data–0.72%
Intercontinental Exchange, Inc.	12,900	1,440,672
Food Distributors–0.52%
Sysco Corp.	13,198	1,039,211
Footwear–0.28%
NIKE, Inc., Class B	4,147	551,095
Gas Utilities–0.83%
National Fuel Gas Co.	10,207	510,248
ONE Gas, Inc.	10,667	820,399
Suburban Propane Partners L.P.	22,085	327,300
		1,657,947
Health Care Equipment–1.11%
Boston Scientific Corp.(b)	18,211	703,855
CryoPort, Inc.(b)	6,532	339,729
DexCom, Inc.(b)	1,212	435,581
Zimmer Biomet Holdings, Inc.	4,627	740,690
		2,219,855
Health Care Facilities–0.36%
HCA Healthcare, Inc.	3,859	726,804
Health Care Services–0.57%
Guardant Health, Inc.(b)	2,269	346,363
LHC Group, Inc.(b)	4,189	800,979
		1,147,342
Health Care Technology–0.22%
Teladoc Health, Inc.(b)	2,395	435,291
Home Improvement Retail–0.73%
Home Depot, Inc. (The)	4,792	1,462,758
Homebuilding–0.43%
D.R. Horton, Inc.	9,703	864,731
Hotels, Resorts & Cruise Lines–0.30%
Airbnb, Inc., Class A(b)(c)	3,184	598,401
Household Products–0.48%
Procter & Gamble Co. (The)	7,077	958,438
Human Resource & Employment Services–0.40%
Korn Ferry	12,820	799,583
Industrial Conglomerates–0.84%
General Electric Co.	59,685	783,664

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Shares		Value
Industrial Conglomerates–(continued)
Honeywell International, Inc.	4,117	$893,677
		1,677,341
Industrial Machinery–0.40%
Stanley Black & Decker, Inc.	4,005	799,678
Industrial REITs–0.77%
Prologis, Inc.	14,481	1,534,986
Insurance Brokers–0.35%
Arthur J. Gallagher & Co.	5,537	690,851
Integrated Oil & Gas–0.42%
Exxon Mobil Corp.	14,947	834,491
Integrated Telecommunication Services–0.89%
Verizon Communications, Inc.	30,775	1,789,566
Interactive Home Entertainment–0.79%
Zynga, Inc., Class A(b)	154,290	1,575,301
Interactive Media & Services–4.77%
Alphabet, Inc., Class A(b)	2,306	4,756,171
Bumble, Inc., Class A(b)	3,829	238,853
Facebook, Inc., Class A(b)	9,781	2,880,798
Snap, Inc., Class A(b)	31,638	1,654,351
		9,530,173
Internet & Direct Marketing Retail–1.92%
Amazon.com, Inc.(b)	1,238	3,830,471
Internet Services & Infrastructure–0.05%
Snowflake, Inc., Class A(b)	480	110,054
Leisure Facilities–0.14%
Cedar Fair L.P.	5,485	272,495
Life Sciences Tools & Services–0.23%
Avantor, Inc.(b)	15,586	450,903
Managed Health Care–0.92%
UnitedHealth Group, Inc.	4,953	1,842,863
Metal & Glass Containers–0.22%
Silgan Holdings, Inc.	10,567	444,131
Office REITs–0.19%
Alexandria Real Estate Equities, Inc.	2,308	379,204
Office Services & Supplies–0.21%
ACCO Brands Corp.	48,950	413,138
Oil & Gas Exploration & Production–0.36%
Cabot Oil & Gas Corp.	38,555	724,063
Oil & Gas Storage & Transportation–0.26%
Shell Midstream Partners L.P.	39,743	530,172
Pharmaceuticals–1.75%
AstraZeneca PLC, ADR (United Kingdom)	21,183	1,053,219
Bayer AG (Germany)	9,707	614,265
Catalent, Inc.(b)	8,464	891,344
Eli Lilly and Co.	4,991	932,418
		3,491,246
Shares		Value
Property & Casualty Insurance–0.60%
Progressive Corp. (The)	12,480	$1,193,213
Regional Banks–1.14%
East West Bancorp, Inc.	8,757	646,267
First Citizens BancShares, Inc., Class A	734	613,455
Signature Bank	3,464	783,210
SVB Financial Group(b)	497	245,349
		2,288,281
Restaurants–0.66%
Starbucks Corp.	12,053	1,317,031
Semiconductor Equipment–1.26%
Applied Materials, Inc.	18,890	2,523,704
Semiconductors–2.18%
NVIDIA Corp.	3,295	1,759,299
QUALCOMM, Inc.	12,670	1,679,915
Texas Instruments, Inc.	4,853	917,169
		4,356,383
Soft Drinks–0.70%
Coca-Cola Co. (The)	26,456	1,394,496
Specialized REITs–0.21%
EPR Properties	8,940	416,515
Specialty Chemicals–0.24%
Diversey Holdings Ltd.(b)	32,753	481,797
Specialty Stores–0.41%
Tractor Supply Co.	4,583	811,558
Systems Software–2.74%
Microsoft Corp.	23,201	5,470,100
Technology Hardware, Storage & Peripherals–1.45%
Apple, Inc.	23,800	2,907,170
Trading Companies & Distributors–0.27%
Fastenal Co.	10,875	546,795
Total Common Stocks & Other Equity Interests (Cost $60,588,633)		92,697,213
Principal Amount
U.S. Dollar Denominated Bonds & Notes–22.43%
Advertising–0.16%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$167,000	169,807
4.20%, 04/15/2024	48,000	52,761
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	93,000	101,349
		323,917
Aerospace & Defense–0.30%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	71,000	78,221
Boeing Co. (The), 2.20%, 02/04/2026	206,000	205,502
L3Harris Technologies, Inc., 3.85%, 06/15/2023	98,000	104,607
Northrop Grumman Corp., 4.75%, 06/01/2043	54,000	65,055
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Aerospace & Defense–(continued)
Raytheon Technologies Corp., 3.95%, 08/16/2025	$61,000	$67,788
Teledyne Technologies, Inc., 2.75%, 04/01/2031	73,000	72,829
		594,002
Airlines–0.43%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	81,489	81,813
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	185,000	197,586
4.75%, 10/20/2028(d)	262,026	285,156
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	256,642	285,098
		849,653
Apparel Retail–0.07%
Ross Stores, Inc.,
3.38%, 09/15/2024	110,000	116,751
1.88%, 04/15/2031	26,000	24,423
		141,174
Asset Management & Custody Banks–0.19%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	88,000	93,766
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	72,000	78,738
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(d)	46,000	48,130
CI Financial Corp. (Canada), 3.20%, 12/17/2030	155,000	154,311
		374,945
Automobile Manufacturers–0.80%
American Honda Finance Corp., 1.80%, 01/13/2031	120,000	113,057
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(d)	149,000	152,799
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	164,000	167,560
4.15%, 06/19/2023	91,000	97,662
Hyundai Capital America,
5.75%, 04/06/2023(d)	118,000	129,371
4.13%, 06/08/2023(d)	98,000	104,940
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(d)	224,000	226,976
Toyota Motor Credit Corp., 1.65%, 01/10/2031	96,000	90,689
Volkswagen Group of America Finance LLC (Germany),
4.00%, 11/12/2021(d)	311,000	317,834
1.63%, 11/24/2027(d)	200,000	194,911
		1,595,799
Biotechnology–0.15%
AbbVie, Inc.,
3.85%, 06/15/2024	188,000	204,807
2.95%, 11/21/2026	44,000	46,881
4.05%, 11/21/2039	51,000	57,175
		308,863
Principal Amount		Value
Brewers–0.14%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	$57,000	$91,309
Bacardi Ltd. (Bermuda), 4.70%, 05/15/2028(d)	171,000	195,797
		287,106
Broadcasting–0.06%
Fox Corp., 3.05%, 04/07/2025	30,000	31,938
ViacomCBS, Inc.,
4.20%, 06/01/2029	47,000	52,319
4.38%, 03/15/2043	30,000	32,418
		116,675
Building Products–0.13%
Masco Corp.,
1.50%, 02/15/2028	117,000	112,517
2.00%, 02/15/2031	77,000	73,119
3.13%, 02/15/2051	74,000	69,623
		255,259
Cable & Satellite–0.42%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
1.86% (3 mo. USD LIBOR + 1.65%), 02/01/2024(e)	160,000	164,447
3.50%, 06/01/2041	144,000	136,761
5.13%, 07/01/2049	30,000	33,805
3.85%, 04/01/2061	183,000	168,092
Comcast Corp.,
2.80%, 01/15/2051	86,000	79,009
2.45%, 08/15/2052	95,000	81,399
2.65%, 08/15/2062	118,000	100,353
Cox Communications, Inc., 2.95%, 10/01/2050(d)	57,000	50,540
Time Warner Cable LLC, 4.50%, 09/15/2042	32,000	34,249
		848,655
Communications Equipment–0.15%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	202,000	221,115
Motorola Solutions, Inc., 4.60%, 02/23/2028	75,000	85,425
		306,540
Consumer Finance–0.24%
American Express Co.,
3.13%, 05/20/2026	54,000	58,147
Series C, 3.47% (3 mo. USD LIBOR + 3.29%)(e)(f)	131,000	130,144
Capital One Financial Corp., 3.80%, 01/31/2028	28,000	30,804
Discover Bank, 4.65%, 09/13/2028	122,000	139,550
Discover Financial Services, 3.75%, 03/04/2025	31,000	33,482
Synchrony Financial, 4.25%, 08/15/2024	72,000	78,368
		470,495
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Data Processing & Outsourced Services–0.03%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	$70,000	$68,912
Distillers & Vintners–0.07%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(d)	134,000	140,183
Diversified Banks–4.33%
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(d)(g)	200,000	188,238
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	200,000	190,665
Bank of America Corp.,
3.37%, 01/23/2026(g)	84,000	90,482
3.82%, 01/20/2028(g)	54,000	59,356
4.27%, 07/23/2029(g)	46,000	51,751
2.59%, 04/29/2031(g)	75,000	74,934
7.75%, 05/14/2038	115,000	176,755
Bank of Ireland Group PLC (Ireland), 4.50%, 11/25/2023(d)	263,000	286,620
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	71,000	76,198
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(d)	200,000	200,625
BBVA USA, 2.50%, 08/27/2024	252,000	265,148
BNP Paribas S.A. (France), 2.59%, 08/12/2035(d)(g)	200,000	188,332
BPCE S.A. (France),
4.50%, 03/15/2025(d)	184,000	202,789
2.28%, 01/20/2032(d)(g)	250,000	242,031
Citigroup, Inc.,
3.11%, 04/08/2026(g)	102,000	108,964
4.08%, 04/23/2029(g)	78,000	86,829
4.41%, 03/31/2031(g)	84,000	95,970
3.88%(f)(g)	309,000	308,330
Series V, 4.70%(f)(g)	160,000	161,420
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(d)	200,000	194,454
3.31%, 03/11/2041(d)	200,000	194,331
Credit Agricole S.A. (France),
4.38%, 03/17/2025(d)	304,000	334,242
7.88%(d)(f)(g)	200,000	224,875
Danske Bank A/S (Denmark), 3.24%, 12/20/2025(d)(g)	200,000	213,174
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(g)	109,000	116,367
4.04%, 03/13/2028(g)	135,000	147,870
4.58%, 06/19/2029(g)	183,000	205,846
6.25%(f)(g)	203,000	214,865
4.60%(f)(g)	225,000	223,031
ING Groep N.V. (Netherlands),
1.02% (SOFR + 1.01%), 04/01/2027(e)	308,000	308,730
6.88%(d)(f)(g)	200,000	208,585
JPMorgan Chase & Co.,
3.80%, 07/23/2024(g)	120,000	128,481
2.08%, 04/22/2026(g)	132,000	135,651
3.78%, 02/01/2028(g)	97,000	106,996
3.54%, 05/01/2028(g)	74,000	80,626
3.11%, 04/22/2041(g)	82,000	81,711
Principal Amount		Value
Diversified Banks–(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	$56,000	$60,851
Mizuho Financial Group, Inc. (Japan), 2.17%, 05/22/2032(g)	242,000	232,630
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(d)(g)	154,000	163,305
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	84,000	90,621
Standard Chartered PLC (United Kingdom), 3.27%, 02/18/2036(d)(g)	221,000	214,914
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	200,294
2.14%, 09/23/2030	207,000	194,297
Truist Bank, 2.64%, 09/17/2029(g)	376,000	394,341
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	71,000	76,286
1.38%, 07/22/2030	76,000	70,157
Series I, 3.73% (3 mo. USD LIBOR +3.49%)(e)(f)	251,000	251,628
Wells Fargo & Co.,
2.19%, 04/30/2026(g)	39,000	40,275
3.58%, 05/22/2028(g)	72,000	78,564
3.07%, 04/30/2041(g)	54,000	53,066
4.75%, 12/07/2046	56,000	66,252
3.90%(f)(g)	199,000	201,095
Westpac Banking Corp. (Australia),
2.89%, 02/04/2030(g)	65,000	67,032
2.67%, 11/15/2035(g)	30,000	28,505
		8,659,385
Diversified Capital Markets–0.70%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	197,000	213,592
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	154,000	172,407
4.19%, 04/01/2031(d)(g)	250,000	272,264
5.10%(d)(f)(g)	201,000	194,266
UBS Group AG (Switzerland),
4.13%, 04/15/2026(d)	160,000	178,784
4.25%, 03/23/2028(d)	147,000	166,009
4.38%(d)(f)(g)	200,000	197,800
		1,395,122
Diversified Chemicals–0.09%
Dow Chemical Co. (The), 3.63%, 05/15/2026	65,000	71,400
Eastman Chemical Co., 3.50%, 12/01/2021	98,000	100,014
		171,414
Diversified Metals & Mining–0.29%
Anglo American Capital PLC (South Africa),
3.63%, 09/11/2024(d)	86,000	93,106
5.38%, 04/01/2025(d)	203,000	231,483
5.63%, 04/01/2030(d)	216,000	258,366
		582,955
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified REITs–0.08%
Brixmor Operating Partnership L.P.,
2.25%, 04/01/2028	$26,000	$25,552
4.13%, 05/15/2029	47,000	50,825
4.05%, 07/01/2030	75,000	80,879
		157,256
Drug Retail–0.04%
Walgreen Co., 3.10%, 09/15/2022	86,000	89,165
Electric Utilities–0.64%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	190,537
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	79,000	69,072
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(d)	231,000	249,605
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	123,000	123,325
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(d)	313,000	321,079
Entergy Corp., 2.40%, 06/15/2031	149,000	144,282
Fortis, Inc. (Canada), 3.06%, 10/04/2026	43,000	45,828
NextEra Energy Capital Holdings, Inc., 0.55% (SOFR + 0.54%), 03/01/2023(e)	131,000	131,366
Virginia Electric and Power Co., 2.45%, 12/15/2050	13,000	11,128
		1,286,222
Electronic Components–0.01%
Corning, Inc., 5.45%, 11/15/2079	23,000	28,664
Electronic Equipment & Instruments–0.18%
Vontier Corp.,
1.80%, 04/01/2026(d)	78,000	77,788
2.40%, 04/01/2028(d)	155,000	152,674
2.95%, 04/01/2031(d)	132,000	129,109
		359,571
Electronic Manufacturing Services–0.05%
Jabil, Inc., 3.00%, 01/15/2031	105,000	104,409
Environmental & Facilities Services–0.04%
Republic Services, Inc., 1.75%, 02/15/2032	91,000	84,493
Financial Exchanges & Data–0.09%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	78,000	69,539
Moody’s Corp.,
3.25%, 05/20/2050	32,000	31,205
2.55%, 08/18/2060	28,000	22,752
S&P Global, Inc., 1.25%, 08/15/2030	69,000	63,229
		186,725
Health Care Equipment–0.03%
Becton, Dickinson and Co., 3.70%, 06/06/2027	51,000	56,299
Health Care Facilities–0.02%
CommonSpirit Health, 1.55%, 10/01/2025	42,000	42,289
Principal Amount		Value
Health Care REITs–0.28%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	$74,000	$80,931
2.00%, 03/15/2031	75,000	69,925
Healthpeak Properties, Inc., 3.00%, 01/15/2030	80,000	82,585
National Health Investors, Inc., 3.00%, 02/01/2031	87,000	81,488
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	210,000	201,674
Welltower, Inc., 2.70%, 02/15/2027	38,000	39,666
		556,269
Health Care Services–0.32%
Cigna Corp., 4.13%, 11/15/2025	72,000	80,330
CVS Health Corp.,
1.30%, 08/21/2027	106,000	101,921
2.70%, 08/21/2040	46,000	42,456
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(d)	92,000	95,750
Mayo Clinic, 3.20%, 11/15/2061	132,000	132,124
Sutter Health, Series 20A, 3.36%, 08/15/2050	180,000	178,617
		631,198
Home Improvement Retail–0.17%
Lowe’s Cos., Inc.,
4.50%, 04/15/2030	33,000	38,093
2.63%, 04/01/2031	169,000	169,844
3.50%, 04/01/2051	135,000	137,946
		345,883
Homebuilding–0.05%
D.R. Horton, Inc., 4.75%, 02/15/2023	84,000	89,513
Hotels, Resorts & Cruise Lines–0.07%
Expedia Group, Inc.,
4.63%, 08/01/2027(d)	71,000	79,068
2.95%, 03/15/2031(d)	62,000	61,203
		140,271
Independent Power Producers & Energy Traders–0.16%
AES Corp. (The),
1.38%, 01/15/2026(d)	74,000	72,190
2.45%, 01/15/2031(d)	82,000	78,466
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(d)	146,000	167,065
		317,721
Industrial Conglomerates–0.09%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	160,000	173,599
Industrial REITs–0.02%
Lexington Realty Trust, 2.70%, 09/15/2030	42,000	41,080
Insurance Brokers–0.02%
Marsh & McLennan Cos., Inc., 4.35%, 01/30/2047	32,000	37,106
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Integrated Oil & Gas–0.14%
BP Capital Markets America, Inc.,
2.94%, 06/04/2051	$133,000	$118,849
3.38%, 02/08/2061	27,000	25,078
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	91,000	92,441
Occidental Petroleum Corp., 4.50%, 07/15/2044	48,000	41,034
		277,402
Integrated Telecommunication Services–1.07%
AT&T, Inc.,
0.65% (SOFR + 0.64%), 03/25/2024(e)	162,000	162,216
4.30%, 02/15/2030	97,000	109,279
2.55%, 12/01/2033(d)	423,000	402,021
3.10%, 02/01/2043	113,000	105,682
3.50%, 09/15/2053(d)	186,000	172,212
3.55%, 09/15/2055(d)	10,000	9,169
3.80%, 12/01/2057(d)	57,000	54,334
3.65%, 09/15/2059(d)	7,000	6,411
3.50%, 02/01/2061	72,000	65,466
Verizon Communications, Inc.,
0.85%, 11/20/2025	119,000	116,535
1.75%, 01/20/2031	69,000	64,312
2.55%, 03/21/2031	91,000	90,997
2.65%, 11/20/2040	65,000	59,489
3.40%, 03/22/2041	99,000	100,646
4.52%, 09/15/2048	51,000	59,301
2.88%, 11/20/2050	67,000	59,663
3.55%, 03/22/2051	187,000	187,081
3.00%, 11/20/2060	93,000	80,916
3.70%, 03/22/2061	225,000	222,787
		2,128,517
Interactive Home Entertainment–0.14%
Activision Blizzard, Inc., 2.50%, 09/15/2050	132,000	110,991
Electronic Arts, Inc., 1.85%, 02/15/2031	184,000	173,657
		284,648
Interactive Media & Services–0.04%
Alphabet, Inc., 2.25%, 08/15/2060	98,000	80,167
Internet & Direct Marketing Retail–0.62%
Alibaba Group Holding Ltd. (China),
2.13%, 02/09/2031	205,000	195,730
2.70%, 02/09/2041	208,000	189,243
3.15%, 02/09/2051	206,000	192,002
3.25%, 02/09/2061	200,000	185,468
Prosus N.V. (China), 3.83%, 02/08/2051(d)	531,000	467,542
		1,229,985
Internet Services & Infrastructure–0.16%
VeriSign, Inc.,
5.25%, 04/01/2025	105,000	118,721
4.75%, 07/15/2027	189,000	200,931
		319,652
Principal Amount		Value
Investment Banking & Brokerage–1.24%
Goldman Sachs Group, Inc. (The),
0.59% (SOFR + 0.58%), 03/08/2024(e)	$299,000	$298,872
3.50%, 04/01/2025	90,000	97,543
3.75%, 02/25/2026	47,000	51,666
3.50%, 11/16/2026	48,000	52,058
1.09%, 12/09/2026(g)	116,000	113,719
0.80% (SOFR + 0.79%), 12/09/2026(e)	590,000	590,525
0.82% (SOFR + 0.81%), 03/09/2027(e)	537,000	533,706
1.99%, 01/27/2032(g)	128,000	121,585
Morgan Stanley,
5.00%, 11/24/2025	92,000	105,845
2.19%, 04/28/2026(g)	67,000	69,267
4.43%, 01/23/2030(g)	69,000	79,059
3.62%, 04/01/2031(g)	85,000	92,395
2.80%, 01/25/2052(g)	77,000	71,015
Raymond James Financial, Inc.,
3.63%, 09/15/2026	46,000	51,092
4.65%, 04/01/2030	43,000	50,107
3.75%, 04/01/2051	97,000	100,549
		2,479,003
Life & Health Insurance–0.76%
AIA Group Ltd. (Hong Kong), 3.20%, 09/16/2040(d)	200,000	197,752
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	122,000	135,739
Athene Global Funding,
1.20%, 10/13/2023(d)	172,000	173,657
1.45%, 01/08/2026(d)	82,000	80,754
2.95%, 11/12/2026(d)	144,000	151,422
Athene Holding Ltd.,
6.15%, 04/03/2030	93,000	113,566
3.50%, 01/15/2031	39,000	40,124
Belrose Funding Trust, 2.33%, 08/15/2030(d)	133,000	128,363
GA Global Funding Trust, 1.63%, 01/15/2026(d)	29,000	28,986
Lincoln National Corp., 3.80%, 03/01/2028	54,000	59,748
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(g)	69,000	76,025
Pacific LifeCorp, 3.35%, 09/15/2050(d)	97,000	94,621
Prudential Financial, Inc., 5.20%, 03/15/2044(g)	131,000	139,671
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	99,000	103,773
		1,524,201
Life Sciences Tools & Services–0.06%
Illumina, Inc., 2.55%, 03/23/2031	113,000	112,127
Managed Health Care–0.13%
Anthem, Inc., 3.13%, 05/15/2022	88,000	90,668
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	46,000	42,227
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	141,000	131,851
		264,746
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Metal & Glass Containers–0.04%
Silgan Holdings, Inc., 1.40%, 04/01/2026(d)	$71,000	$69,580
Multi-line Insurance–0.03%
Fairfax Financial Holdings Ltd. (Canada), 3.38%, 03/03/2031(d)	66,000	65,834
Multi-Utilities–0.27%
Ameren Corp.,
2.50%, 09/15/2024	59,000	62,089
3.50%, 01/15/2031	44,000	46,771
CenterPoint Energy, Inc., 4.25%, 11/01/2028	44,000	49,380
Dominion Energy, Inc.,
2.72%, 08/15/2021(h)	134,000	135,134
Series C, 3.38%, 04/01/2030	71,000	75,681
DTE Energy Co., Series F, 1.05%, 06/01/2025	39,000	38,523
WEC Energy Group, Inc.,
1.38%, 10/15/2027	72,000	69,643
1.80%, 10/15/2030	65,000	60,712
		537,933
Office REITs–0.09%
Highwoods Realty L.P., 2.60%, 02/01/2031	22,000	21,535
Office Properties Income Trust, 4.50%, 02/01/2025	151,000	158,995
		180,530
Oil & Gas Exploration & Production–0.17%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	131,000	132,599
Diamondback Energy, Inc., 4.40%, 03/24/2051	76,000	77,989
EQT Corp., 3.00%, 10/01/2022	29,000	29,533
Pioneer Natural Resources Co., 1.90%, 08/15/2030	99,000	91,956
		332,077
Oil & Gas Storage & Transportation–0.49%
Energy Transfer L.P., 4.00%, 10/01/2027	61,000	65,638
Energy Transfer Operating L.P., 4.25%, 03/15/2023	76,000	80,273
Kinder Morgan, Inc.,
7.75%, 01/15/2032	149,000	209,607
5.20%, 03/01/2048	37,000	42,317
MPLX L.P.,
1.75%, 03/01/2026	95,000	95,211
4.25%, 12/01/2027	54,000	60,791
2.65%, 08/15/2030	101,000	99,098
ONEOK, Inc., 6.35%, 01/15/2031	128,000	161,017
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	52,000	57,080
Williams Cos., Inc. (The), 3.70%, 01/15/2023	98,000	102,531
		973,563
Principal Amount		Value
Other Diversified Financial Services–0.67%
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(d)	$105,000	$100,480
4.25%, 04/15/2026(d)	55,000	57,659
2.75%, 02/21/2028(d)	126,000	118,519
Blackstone Holdings Finance Co. LLC,
3.15%, 10/02/2027(d)	33,000	35,783
1.60%, 03/30/2031(d)	135,000	124,095
2.80%, 09/30/2050(d)	62,000	55,735
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(d)	108,000	107,439
Equitable Holdings, Inc., 4.35%, 04/20/2028	47,000	52,673
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(d)	61,000	60,574
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(d)	200,000	198,186
2.00%, 04/06/2028(d)	203,000	200,955
2.50%, 04/06/2031(d)	239,000	236,107
		1,348,205
Packaged Foods & Meats–0.42%
Conagra Brands, Inc., 4.60%, 11/01/2025	92,000	104,521
Experian Finance PLC (United Kingdom), 2.75%, 03/08/2030(d)	311,000	316,332
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(d)	339,000	341,774
Tyson Foods, Inc., 3.90%, 09/28/2023	80,000	86,264
		848,891
Paper Packaging–0.07%
Berry Global, Inc., 1.57%, 01/15/2026(d)	51,000	50,259
Packaging Corp. of America, 3.65%, 09/15/2024	80,000	87,044
		137,303
Pharmaceuticals–0.46%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(d)	335,000	361,344
Elanco Animal Health, Inc., 5.90%, 08/28/2028	145,000	164,847
Mylan, Inc., 3.13%, 01/15/2023(d)	90,000	93,814
Royalty Pharma PLC,
1.20%, 09/02/2025(d)	38,000	37,254
1.75%, 09/02/2027(d)	35,000	34,019
2.20%, 09/02/2030(d)	42,000	40,148
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	189,594
		921,020
Property & Casualty Insurance–0.25%
Arch Capital Group Ltd., 3.64%, 06/30/2050	51,000	51,233
CNA Financial Corp., 3.45%, 08/15/2027	67,000	73,107
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	65,000	67,973
2.45%, 03/15/2031	101,000	97,799
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Property & Casualty Insurance–(continued)
W.R. Berkley Corp.,
4.00%, 05/12/2050	$57,000	$60,868
3.55%, 03/30/2052	143,000	144,217
		495,197
Railroads–0.07%
Union Pacific Corp.,
2.15%, 02/05/2027	63,000	64,881
2.40%, 02/05/2030	78,000	78,315
		143,196
Real Estate Development–0.03%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	70,000	68,277
Regional Banks–0.84%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	43,000	45,730
2.64%, 09/30/2032(d)	524,000	502,960
Fifth Third Bancorp, 2.55%, 05/05/2027	55,000	57,282
Fifth Third Bank N.A., 3.85%, 03/15/2026	160,000	176,368
Huntington Bancshares, Inc., 4.00%, 05/15/2025	98,000	108,703
KeyCorp, 4.15%, 10/29/2025	31,000	34,766
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	74,000	80,108
Santander Holdings USA, Inc., 3.50%, 06/07/2024	72,000	77,018
SVB Financial Group,
1.80%, 02/02/2031	163,000	150,623
4.10%(f)(g)	144,000	144,450
Synovus Financial Corp., 3.13%, 11/01/2022	51,000	52,735
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	253,264
		1,684,007
Reinsurance–0.04%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	93,000	85,884
Residential REITs–0.24%
Essex Portfolio L.P.,
3.00%, 01/15/2030	44,000	45,147
1.65%, 01/15/2031	55,000	50,021
2.65%, 09/01/2050	99,000	82,796
Spirit Realty L.P.,
3.20%, 01/15/2027	59,000	61,693
2.10%, 03/15/2028	72,000	70,093
2.70%, 02/15/2032	73,000	69,486
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	54,000	53,060
2.85%, 12/15/2032	49,000	47,501
		479,797
Retail REITs–0.38%
Kimco Realty Corp.,
1.90%, 03/01/2028	118,000	115,709
2.70%, 10/01/2030	57,000	56,818
Kite Realty Group L.P., 4.00%, 10/01/2026	68,000	71,316
Principal Amount		Value
Retail REITs–(continued)
National Retail Properties, Inc., 3.50%, 04/15/2051	$143,000	$141,073
Realty Income Corp., 3.25%, 01/15/2031	78,000	82,470
Regency Centers L.P., 2.95%, 09/15/2029	69,000	70,235
Retail Properties of America, Inc., 4.75%, 09/15/2030	68,000	72,107
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(d)(g)	133,000	139,983
		749,711
Semiconductor Equipment–0.04%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands),
2.70%, 05/01/2025(d)	24,000	25,189
3.88%, 06/18/2026(d)	57,000	62,826
		88,015
Semiconductors–0.59%
Analog Devices, Inc., 2.95%, 04/01/2025	37,000	39,358
Broadcom, Inc.,
3.15%, 11/15/2025	30,000	31,995
4.15%, 11/15/2030	105,000	113,466
2.45%, 02/15/2031(d)	80,000	75,570
3.42%, 04/15/2033(d)	251,000	252,336
3.47%, 04/15/2034(d)	430,000	432,596
QUALCOMM, Inc.,
2.15%, 05/20/2030	113,000	112,216
3.25%, 05/20/2050	111,000	112,851
		1,170,388
Soft Drinks–0.02%
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023	45,000	48,295
Specialized REITs–0.39%
American Tower Corp.,
3.00%, 06/15/2023	80,000	84,209
4.00%, 06/01/2025	50,000	55,049
1.30%, 09/15/2025	58,000	57,812
2.70%, 04/15/2031	265,000	265,753
CBRE Services, Inc., 2.50%, 04/01/2031	221,000	214,660
Crown Castle International Corp., 3.30%, 07/01/2030	30,000	31,451
Equinix, Inc., 3.20%, 11/18/2029	43,000	44,754
Simon Property Group L.P., 3.50%, 09/01/2025	28,000	30,339
		784,027
Systems Software–0.09%
Leidos, Inc., 2.30%, 02/15/2031(d)	135,000	127,740
VMware, Inc., 3.90%, 08/21/2027	50,000	54,621
		182,361
Technology Hardware, Storage & Peripherals–0.51%
Apple, Inc.,
4.38%, 05/13/2045	54,000	64,957
2.55%, 08/20/2060	341,000	294,105
2.80%, 02/08/2061	371,000	333,962
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Technology Hardware, Storage & Peripherals–(continued)
Dell International LLC/EMC Corp., 5.30%, 10/01/2029(d)	$112,000	$131,103
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(d)	200,000	201,214
		1,025,341
Thrifts & Mortgage Finance–0.08%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(d)(g)	150,000	163,860
Tobacco–0.49%
Altria Group, Inc.,
2.45%, 02/04/2032	148,000	141,529
3.70%, 02/04/2051	176,000	160,624
4.00%, 02/04/2061	177,000	163,945
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	84,000	82,782
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(d)	328,000	338,961
Philip Morris International, Inc., 0.88%, 05/01/2026	88,000	85,516
		973,357
Trucking–0.13%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(d)	76,000	76,585
4.00%, 07/15/2025(d)	75,000	82,380
3.40%, 11/15/2026(d)	85,000	91,982
		250,947
Wireless Telecommunication Services–0.06%
T-Mobile USA, Inc., 3.50%, 04/15/2025(d)	113,000	122,026
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,005,476)		44,848,857

Asset-Backed Securities–13.33%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	110,608	87,636
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(d)	129,453	130,678
Series 2018-2, Class C, 3.70%, 07/10/2024(d)	16,502	16,516
Series 2018-3, Class D, 4.14%, 10/15/2024(d)	25,000	25,473
Series 2018-4, Class C, 3.97%, 01/13/2025(d)	71,939	72,415
Series 2019-3, Class C, 2.76%, 09/12/2025(d)	155,000	157,333
Principal Amount		Value
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	$320,000	$326,874
Series 2017-4, Class D, 3.08%, 12/18/2023	205,000	211,453
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	272,961
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	103,905
Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	283,224
Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	135,122
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(d)(i)	107,868	108,689
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(i)	327,035	330,572
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR, 1.47% (3 mo. USD LIBOR + 1.25%), 07/25/2030(d)(e)	423,812	424,001
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	26,404	25,868
Series 2007-C, Class 1A4, 3.07%, 05/20/2036(i)	8,912	8,968
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 3.58%, 06/25/2034(i)	23,195	23,691
Bank, Series 2019-BNK16, Class XA, IO, 0.96%, 02/15/2052(j)	1,561,525	93,593
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 2.41% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	152,424	155,626
Series 2006-1, Class A1, 2.37% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	55,088	57,172
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.51%, 01/15/2051(j)	2,171,786	60,730
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(d)	40,000	40,387
Series 2018-2, Class B, 3.48%, 10/20/2023(d)	60,902	61,033
Series 2018-2, Class C, 3.69%, 12/20/2023(d)	120,000	121,032
CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 05/15/2024	110,000	111,928
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(d)	86,234	86,589
Series 2018-2, Class C, 3.87%, 12/15/2025(d)	60,000	61,494
Series 2019-2, Class B, 2.55%, 03/15/2027(d)	105,000	108,084
Series 2019-2, Class C, 2.89%, 03/15/2027(d)	100,000	102,683
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(j)	838,648	33,093
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(i)	$23,042	$23,733
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.08%, 01/25/2036(i)	60,006	57,774
CHL Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	36,432	30,565
Series 2006-6, Class A3, 6.00%, 04/25/2036	23,123	17,576
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.02%, 11/10/2046(j)	402,419	8,974
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	65,664	68,708
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(j)	2,243,112	112,203
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	135,960	142,036
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	70,000	71,071
Series 2019-A, Class A4, 3.22%, 01/15/2026	120,000	125,955
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(d)(i)	216,066	218,291
Series 2020-2, Class A1, 1.85%, 03/25/2065(d)(i)	160,782	162,297
COMM Mortgage Trust,
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(d)	255,000	264,252
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	939,081
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	151,720
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	538,218
Commercial Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.51%, 12/10/2045(j)	294,820	6,172
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	50,800	53,095
Credit Suisse Mortgage Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(i)	95,328	94,987
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(i)	105,000	105,000
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	576,941
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	98,678	76,068
Dell Equipment Finance Trust,
Series 2018-1, Class B, 3.34%, 06/22/2023(d)	57,109	57,250
Series 2019-1, Class C, 3.14%, 03/22/2024(d)	330,000	335,750
Series 2019-2, Class D, 2.48%, 04/22/2025(d)	110,000	111,644
Principal Amount		Value
Drive Auto Receivables Trust,
Series 2017-1, Class D, 3.84%, 03/15/2023	$90,484	$91,298
Series 2018-1, Class D, 3.81%, 05/15/2024	89,961	91,363
Series 2018-2, Class D, 4.14%, 08/15/2024	194,572	199,375
Series 2018-3, Class D, 4.30%, 09/16/2024	215,000	220,967
Series 2018-5, Class C, 3.99%, 01/15/2025	176,043	179,584
Series 2019-1, Class C, 3.78%, 04/15/2025	291,611	295,439
DT Auto Owner Trust,
Series 2017-3A, Class D, 3.58%, 05/15/2023(d)	8,079	8,105
Series 2017-3A, Class E, 5.60%, 08/15/2024(d)	195,000	199,477
Series 2017-4A, Class D, 3.47%, 07/17/2023(d)	9,643	9,654
Series 2018-3A, Class C, 3.79%, 07/15/2024(d)	73,095	73,669
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(i)	74,705	75,922
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(i)	97,095	96,961
Exeter Automobile Receivables Trust,
Series 2019-2A, Class C, 3.30%, 03/15/2024(d)	322,000	327,367
Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	230,000	237,127
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.76% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	51,515	24,099
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.71% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	550,000	553,637
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.62%, 11/25/2045(d)(i)	60,000	62,240
Series 2013-K26, Class C, 3.60%, 12/25/2045(d)(i)	40,000	41,560
Series 2013-K27, Class C, 3.50%, 01/25/2046(d)(i)	110,000	114,911
Series 2013-K28, Class C, 3.49%, 06/25/2046(d)(i)	450,000	469,911
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	53,660	54,144
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	70,418
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	13,739	13,979
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	51,266	53,264
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	226,038
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.26%, 07/25/2035(i)	6,303	6,547
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.73% (1 mo. USD LIBOR + 0.62%), 07/25/2035(e)	$3,017	$3,032
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	325,000	337,863
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	356,351
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	81,224
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	264,408
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	122,277	123,066
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.58%, 07/25/2035(i)	38,365	39,309
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	270,000	282,109
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	113,880
Series 2015-C27, Class XA, IO, 1.21%, 02/15/2048(j)	2,097,096	78,629
Life Financial Services Trust,
Series 2021-BMR, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 03/15/2038(d)(e)	130,000	130,283
Series 2021-BMR, Class B, 0.99% (1 mo. USD LIBOR + 0.88%), 03/15/2038(d)(e)	115,000	115,263
Series 2021-BMR, Class C, 1.21% (1 mo. USD LIBOR + 1.10%), 03/15/2038(d)(e)	105,000	105,278
Madison Park Funding XLVIII Ltd, Series 2021-48A, Class A, 1.29% (3 mo. USD LIBOR + 1.15%), 04/19/2033(d)(e)	618,000	618,306
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.99%, 04/21/2034(i)	13,677	13,928
Morgan Stanley BAML Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	776,183
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	250,517
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(d)	25,503	25,751
Series 2017-HR2, Class XA, IO, 0.79%, 12/15/2050(j)	763,235	32,079
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 2.63%, 11/26/2036(d)(i)	161,924	156,675
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	76,064	77,090
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.24% (3 mo. USD LIBOR + 1.02%), 04/19/2030(d)(e)	276,000	276,127
Principal Amount		Value
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.25% (3 mo. USD LIBOR + 1.06%), 04/16/2033(d)(e)	$250,000	$250,508
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 1.50% (3 mo. USD LIBOR + 1.26%), 07/15/2030(d)(e)	250,000	250,189
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(d)(e)	366,000	366,320
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 1.27% (3 mo. USD LIBOR + 1.05%), 07/20/2030(d)(e)	250,000	250,330
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.43% (3 mo. USD LIBOR + 1.22%), 01/15/2033(d)(e)	339,000	339,311
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.48% (3 mo. USD LIBOR + 1.26%), 01/20/2033(d)(e)	272,907	273,248
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(d)	115,000	117,344
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(d)	360,000	365,166
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	5,463	5,159
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 3.10%, 07/26/2045(d)(i)	1,934	1,949
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(d)(i)	105,286	106,668
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(d)	410,000	412,599
Series 2017-3, Class D, 3.20%, 11/15/2023	268,742	272,233
Series 2018-1, Class D, 3.32%, 03/15/2024	110,000	112,008
Series 2018-2, Class D, 3.88%, 02/15/2024	170,000	174,485
Series 2018-5, Class C, 3.81%, 12/16/2024	105,751	106,546
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	202,668
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	170,312
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(d)	320,000	327,509
Series 2019-B, Class C, 2.77%, 08/21/2023(d)	115,000	117,964
Series 2019-C, Class C, 2.39%, 11/20/2023(d)	205,000	210,084
Star Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(i)	315,000	314,994
Series 2021-SFR1, Class A, 0.71% (1 mo. USD LIBOR + 0.60%), 04/17/2038(d)(e)	655,000	654,743
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(i)	$134,610	$137,266
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.51% (3 mo. USD LIBOR + 1.29%), 04/18/2033(d)(e)	250,000	251,468
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	290,000	290,906
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.50% (3 mo. USD LIBOR + 1.28%), 04/20/2033(d)(e)	256,000	256,702
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	280,000	271,926
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.00%, 11/15/2050(j)	1,490,378	67,923
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(d)	58,259	58,409
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(h)	276,701	280,018
Series 2020-1, Class A2, 2.64%, 01/25/2060(d)(h)	99,729	100,951
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(d)(i)	81,049	82,370
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(i)	120,951	121,202
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(i)	268,117	268,288
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	161,357	162,308
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.57%, 10/25/2033(i)	36,827	37,644
Series 2005-AR14, Class 1A4, 2.90%, 12/25/2035(i)	41,899	42,015
Series 2005-AR16, Class 1A1, 2.74%, 12/25/2035(i)	41,000	41,426
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	266,840	275,574
Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(j)	1,062,629	51,567
Westlake Automobile Receivables Trust,
Series 2018-1A, Class D, 3.41%, 05/15/2023(d)	114,054	114,577
Series 2019-3A, Class C, 2.49%, 10/15/2024(d)	265,000	270,350
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, IO, 1.47%, 03/15/2044(d)(j)	115,547	1
Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	161,432
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	161,072
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(i)	165,000	178,280
Principal Amount		Value
World Financial Network Credit Card Master Trust,
Series 2018-B, Class A, 3.46%, 07/15/2025	$245,000	$248,532
Series 2018-C, Class A, 3.55%, 08/15/2025	490,000	498,643
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	76,851
Series 2019-B, Class A, 2.49%, 04/15/2026	260,000	266,612
Series 2019-C, Class A, 2.21%, 07/15/2026	225,000	231,194
Total Asset-Backed Securities (Cost $26,419,697)		26,650,435
U.S. Government Sponsored Agency Mortgage-Backed Securities–10.95%
Collateralized Mortgage Obligations–0.91%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(k)	28,053	2,357
7.50%, 08/25/2023 to 11/25/2023(k)	35,551	2,098
6.50%, 02/25/2032 to 02/25/2033(k)	109,256	19,690
6.50%, 02/25/2033(j)	29,978	5,376
6.00%, 06/25/2033 to 08/25/2035(k)	83,820	15,196
5.50%, 09/25/2033 to 06/25/2035(k)	231,399	40,103
6.00%, 09/25/2035(j)	33,630	5,931
Fannie Mae REMICs,
IO, 5.50%, 06/25/2023 to 07/25/2046(k)	383,262	310,432
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(e)(k)	98,941	17,627
3.00%, 11/25/2027(k)	120,824	7,106
6.99% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(e)(k)	34,802	5,976
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(k)	49,796	9,626
7.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(k)	11,284	2,155
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(e)(k)	13,240	2,828
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(e)(k)	157,838	32,516
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(k)	15,783	2,260
8.14% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(k)	74,895	17,416
7.44% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(e)(k)	9,462	2,062
5.94% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(k)	30,484	4,658
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(e)(k)	5,141	857
6.49% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(k)	270,490	42,035
3.50%, 08/25/2035(k)	317,504	40,892
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(e)(k)	$24,319	$4,720
6.43% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(e)(k)	46,328	8,352
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(k)	64,975	12,943
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(k)	222,106	45,716
PO, 0.00%, 09/25/2023(l)	9,288	9,162
4.00%, 08/25/2026 to 08/25/2047(k)	253,480	32,043
6.00%, 11/25/2028	20,623	23,357
0.36% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	23,148	23,213
24.17% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	31,468	48,981
23.80% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	3,567	5,090
23.80% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	18,442	26,707
1.05% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	15,040	15,436
1.50%, 01/25/2040	57,104	57,502
5.00%, 04/25/2040 to 09/25/2047(e)(k)	656,371	150,237
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 0.50%, 03/25/2024(j)	4,840,397	48,531
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,712,507	42,493
Series K734, Class X1, IO, 0.65%, 02/25/2026(j)	2,064,370	56,639
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,033,268	90,206
Series K093, Class X1, IO, 0.95%, 05/25/2029(j)	1,649,724	111,888
Freddie Mac REMICs,
1.50%, 07/15/2023	106,444	107,269
6.50%, 03/15/2032 to 06/15/2032	64,819	76,014
3.50%, 05/15/2032	16,095	17,284
24.36% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	7,012	10,981
0.51% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	41,647	42,019
4.00%, 04/15/2040 to 03/15/2045(k)	119,273	20,397
IO, 7.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(e)(k)	51,891	6,342
3.00%, 06/15/2027 to 05/15/2040(k)	391,441	24,966
2.50%, 05/15/2028(k)	73,228	4,055
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(k)	201,487	32,393
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(k)	12,395	1,938
6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(k)	88,165	13,088
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(k)	12,238	2,458
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(e)(k)	$5,116	$804
5.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(k)	41,680	7,211
6.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(k)	19,367	3,248
5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(k)	86,562	13,668
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(k)	25,800	3,349
3.00%, 12/15/2027(k)	151,622	10,682
3.27%, 12/15/2027(j)	38,799	2,142
6.50%, 02/01/2028(k)	6,782	936
6.00%, 12/15/2032(k)	20,957	3,267
PO, 0.00%, 06/01/2026(l)	6,653	6,439
		1,813,363
Federal Home Loan Mortgage Corp. (FHLMC)–0.10%
9.00%, 08/01/2022 to 05/01/2025	348	375
6.50%, 07/01/2028 to 04/01/2034	11,302	12,823
7.00%, 10/01/2031 to 10/01/2037	34,948	40,443
5.00%, 12/01/2034	1,448	1,648
5.50%, 09/01/2039	120,237	138,986
		194,275
Federal National Mortgage Association (FNMA)–0.05%
8.50%, 07/01/2032	766	769
7.50%, 01/01/2033	28,500	32,975
6.00%, 03/01/2037	63,490	75,935
		109,679
Government National Mortgage Association (GNMA)–2.37%
7.50%, 01/15/2023 to 06/15/2024	5,880	5,977
8.00%, 04/15/2023	1,057	1,070
7.00%, 01/15/2024	4,447	4,463
IO, 7.39% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(e)(k)	35,518	26
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(k)	170,838	32,814
6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(k)	81,451	12,711
4.50%, 09/16/2047(k)	227,648	34,496
6.09% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(k)	200,133	36,778
TBA, 2.50%, 04/01/2051(m)	4,465,000	4,607,322
		4,735,657
Uniform Mortgage-Backed Securities–7.52%
TBA, 2.00%, 04/01/2036(m)	2,660,000	2,730,093
TBA,, 2.00%, 05/01/2051(m)	12,352,000	12,307,127
		15,037,220
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,148,560)		21,890,194
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
U.S. Treasury Securities–6.65%
U.S. Treasury Bonds–1.15%
1.88%, 02/15/2041	$659,100	$613,890
1.63%, 11/15/2050	2,006,500	1,672,606
		2,286,496
U.S. Treasury Notes–5.50%
0.13%, 03/31/2023	901,000	900,437
0.25%, 03/15/2024	1,452,200	1,448,399
0.75%, 03/31/2026	6,364,200	6,309,259
1.25%, 03/31/2028	724,200	716,788
1.13%, 02/15/2031	1,719,400	1,624,699
		10,999,582
Total U.S. Treasury Securities (Cost $13,467,130)		13,286,078
Shares
Preferred Stocks–0.53%
Asset Management & Custody Banks–0.07%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(g)	124,000	134,658
Diversified Banks–0.24%
Citigroup, Inc., 5.00%, Series U, Pfd.(g)	240,000	247,872
JPMorgan Chase & Co., 3.68%, Series I, Pfd.(e)	238,000	238,128
		486,000
Investment Banking & Brokerage–0.10%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(g)	214,000	210,629
Life & Health Insurance–0.06%
MetLife, Inc., 3.85%, Series G, Pfd.(g)	112,000	115,920
Other Diversified Financial Services–0.06%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(g)	105,000	111,300
Total Preferred Stocks (Cost $1,032,155)		1,058,507
Principal Amount
Agency Credit Risk Transfer Notes–0.48%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 5.11% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	$147,643	149,430
Series 2016-C02, Class 1M2, 6.11% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	142,562	150,670
Principal Amount		Value
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 4.11% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	$84,100	$85,675
Series 2014-HQ2, Class M3, STACR®, 3.86% (1 mo. USD LIBOR + 3.75%), 09/25/2024(e)	281,979	291,256
Series 2018-HQA1, Class M2, STACR®, 2.41% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	86,134	86,523
Series 2018-DNA2, Class M1, STACR®, 0.91% (1 mo. USD LIBOR + 0.80%), 12/25/2030(d)(e)	49,435	49,477
Series 2018-DNA3, Class M1, STACR®, 0.86% (1 mo. USD LIBOR + 0.75%), 09/25/2048(d)(e)	177	177
Series 2018-HQA2, Class M1, STACR®, 0.86% (1 mo. USD LIBOR + 0.75%), 10/25/2048(d)(e)	28,180	28,197
Series 2019-HRP1, Class M2, STACR®, 1.51% (1 mo. USD LIBOR + 1.40%), 02/25/2049(d)(e)	59,848	59,621
Series 2020-DNA5, Class M1, STACR®, 1.32% (SOFR + 1.30%), 10/25/2050(d)(e)	48,892	48,949
Total Agency Credit Risk Transfer Notes (Cost $973,255)		949,975

Municipal Obligations–0.12%
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041 (Cost $265,000)	265,000	249,681
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.86% (Cost $168,899,906)		201,630,940
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.29%
Invesco Private Government Fund, 0.02%(n)(o)(p)	235,518	235,518
Invesco Private Prime Fund, 0.12%(n)(o)(p)	353,136	353,277
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $588,795)		588,795
TOTAL INVESTMENTS IN SECURITIES–101.15% (Cost $169,488,701)		202,219,735
OTHER ASSETS LESS LIABILITIES—(1.15)%		(2,306,282)
NET ASSETS–100.00%		$199,913,453
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $29,719,089, which represented 14.87% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2021.
(f)	Perpetual bond with no specified maturity date.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Zero coupon bond issued at a discount.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$2,592,655	$(2,357,137)	$-	$-	$235,518	$4*
Invesco Private Prime Fund	-	3,884,241	(3,530,964)	-	-	353,277	35*
Total	$-	$6,476,896	$(5,888,101)	$-	$-	$588,795	$39

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	136	June-2021	$30,018,812	$(30,013)	$(30,013)
U.S. Treasury 5 Year Notes	83	June-2021	10,242,071	(107,173)	(107,173)
U.S. Treasury Ultra Bonds	11	June-2021	1,993,406	(101,060)	(101,060)
Subtotal—Long Futures Contracts				(238,246)	(238,246)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	40	June-2021	$(5,237,500)	$131,345	$131,345
U.S. Treasury 10 Year Ultra Bonds	42	June-2021	(6,034,875)	217,786	217,786
U.S. Treasury Long Bonds	14	June-2021	(2,164,313)	74,980	74,980
Subtotal—Short Futures Contracts				424,111	424,111
Total Futures Contracts				$185,865	$185,865

(a)	Futures contracts collateralized by $136,120 cash held with Bank Of America, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$92,082,948	$614,265	$—	$92,697,213
U.S. Dollar Denominated Bonds & Notes	—	44,848,857	—	44,848,857
Asset-Backed Securities	—	26,650,435	—	26,650,435
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	21,890,194	—	21,890,194
U.S. Treasury Securities	—	13,286,078	—	13,286,078
Preferred Stocks	—	1,058,507	—	1,058,507
Agency Credit Risk Transfer Notes	—	949,975	—	949,975
Municipal Obligations	—	249,681	—	249,681
Money Market Funds	—	588,795	—	588,795
Total Investments in Securities	92,082,948	110,136,787	—	202,219,735
Other Investments - Assets*
Futures Contracts	424,111	—	—	424,111
Other Investments - Liabilities*
Futures Contracts	(238,246)	—	—	(238,246)
Total Other Investments	185,865	—	—	185,865
Total Investments	$92,268,813	$110,136,787	$—	$202,405,600

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the name of the Fund and all references thereto changed from Invesco Oppenheimer V.I. Conservative Balanced Fund to Invesco V.I. Conservative Balanced Fund.
Invesco V.I. Conservative Balanced Fund